Trade receivables and contract assets	12 Months Ended
Dec. 31, 2022
Trade Receivables And Contract Assets [Abstract]
Trade receivables and contract assets

22. Trade receivables and contract assets

Trade receivables and contract assets are analyzed as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Trade receivables	218,695	171,803
Allowance for expected credit losses	(5,961)	(6,544)
Total trade receivables	212,734	165,259

Expected credit loss rate	2.7%	3.8%

Trade receivables are non-interest bearing and are generally on term of 60 to 90 days. The Group is not exposed to significant concentration of third-party credit risk.

Trade receivables breakdown by geographical area is shown below:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
EMEA	121,006	90,518
APAC	25,968	27,200
North America	62,287	43,762
South America	9,434	10,323
Total Trade Receivables	218,695	171,803

Trade receivables are stated net of an allowance for expected credit losses which has been determined in accordance with IFRS 9 amounting to EUR 5,961 thousand and EUR 6,544 thousand for 2022 and 2021 respectively:

	2022	2021
	(EUR thousand)
As at January 1	6,544	7,696
Accruals	683	3,478
Releases	(1,453)	(4,413)
Utilizations	(19)	(390)
Exchange differences	206	173
As at December 31	5,961	6,544

Contract assets

Contract assets relate to ongoing customer-specific construction contracts within the Engineering segment and from the In-vitro diagnostic business. As such, the balances of this account vary and depend on the number of ongoing construction contracts at the end of the year. The Group has contract assets of EUR 103,417 thousand as at December 31, 2022 (EUR 62,133 thousand as at December 31, 2021). Contract assets gross amounts to EUR 235,794 thousand (EUR 138,854 thousand as at December 31, 2021), net of invoices issued of EUR 132,377 thousand (EUR 76,721 thousand as at December 31, 2021).